DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Commons	$ 5,949,236	$ 8,616,688
Related parties	330,738	380,456
Allowance for doubtful accounts	(132,521)	(183,730)
Total	6,147,453	8,813,414
Non Current [Abstract]
Commons	0	0
Related parties	0	0
Allowance for doubtful accounts	0	0
Total	0	0
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period	183,730	277,536
Inflation adjustment restatement	(51,209)
Additions	0	(93,806)	[1]
Applications	0	0
Reversals	0	0
Balance at the end of period	132,521	183,730
UT [Member]
Current [Abstract]
Commons	0	18,805
Non Current [Abstract]
Commons	0	0
Natural Gas Transportation [Member]
Current [Abstract]
Commons	3,708,723	5,138,622
Related parties	76,376	209,669
Non Current [Abstract]
Commons	0	0
Related parties	0	0
Production and Commercialization of Liquids [Member]
Current [Abstract]
Commons	1,546,120	2,590,762
Related parties	116,737	73,167
Non Current [Abstract]
Commons	0	0
Related parties	0	0
Other Services [Member]
Current [Abstract]
Commons	694,393	868,499
Related parties	137,625	97,620
Non Current [Abstract]
Commons	0	0
Related parties	$ 0	$ 0

[1]	The total amount is recorded in Selling Expenses